SCHEDULE OF SEGMENTAL OPERATING RESULTS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues, net
Revenues	$ 198,305,106	$ 180,774,803
Cost of goods sold	(141,311,428)	(130,942,258)
Gross profit	56,993,678	49,832,545
Operating expenses:
Sales and distribution expenses	(36,967,422)	(31,092,110)
General and administrative expenses	(10,327,858)	(9,691,952)
Total operating expenses	(47,295,280)	(40,784,062)
Income from operations	9,698,398	9,048,483
Other income (expenses):
Interest expense	(150,615)	(730,372)
Interest income	19,193	16,246
Government subsidies	23,385	16,950
Foreign exchange gain (loss), net	(2,168,357)	4,293,633
Net gain from related parties debt restructuring		1,460,543
Professional fees on acquisition of HTL Marketing		(1,261,560)
Scrap sofa sale income	165,621	223,263
Sundry income (expense)	148,095	39,404
Change in fair value of derivatives financial Instruments	74,765	(753,243)
Total other income (expense), net	(1,887,913)	3,304,864
Income before income taxes	7,810,485	12,353,347
Income tax expense	(1,742,947)	(2,329,272)
NET INCOME	6,067,538	10,024,075
Third Party [Member]
Revenues, net
Revenues	190,732,226	170,117,861
Related Party [Member]
Revenues, net
Revenues	7,572,880	10,656,942
Retail Sales [Member]
Revenues, net
Revenues	5,313,821	3,382,273
Cost of goods sold	(1,876,931)	(1,401,494)
Gross profit	3,436,890	1,980,779
Operating expenses:
Sales and distribution expenses	(3,385,506)	(2,404,689)
General and administrative expenses	(694,444)	(906,968)
Total operating expenses	(4,079,950)	(3,311,657)
Income from operations	(643,060)	(1,330,878)
Other income (expenses):
Interest expense		(125,183)
Interest income	465	130
Government subsidies	15,685	12,238
Foreign exchange gain (loss), net	(2,426)	(9,647)
Net gain from related parties debt restructuring
Professional fees on acquisition of HTL Marketing
Scrap sofa sale income
Sundry income (expense)	89,747	78,284
Change in fair value of derivatives financial Instruments
Total other income (expense), net	103,471	(44,178)
Income before income taxes	(539,589)	(1,375,056)
Income tax expense
NET INCOME	(539,589)	(1,375,056)
Retail Sales [Member] | Third Party [Member]
Revenues, net
Revenues	5,313,821	3,382,273
Retail Sales [Member] | Related Party [Member]
Revenues, net
Revenues
Export Sales [Member]
Revenues, net
Revenues	186,293,352	168,009,212
Cost of goods sold	(133,106,987)	(120,526,294)
Gross profit	53,186,365	47,482,918
Operating expenses:
Sales and distribution expenses	(33,560,786)	(28,634,760)
General and administrative expenses	(8,432,743)	(8,099,908)
Total operating expenses	(41,993,529)	(36,734,668)
Income from operations	11,192,836	10,748,250
Other income (expenses):
Interest expense	(40,734)	(394,423)
Interest income	18,421	15,946
Government subsidies	7,700	4,712
Foreign exchange gain (loss), net	(2,319,989)	4,292,067
Net gain from related parties debt restructuring
Professional fees on acquisition of HTL Marketing		(133,960)
Scrap sofa sale income	165,621	223,263
Sundry income (expense)	(208,528)	21,551
Change in fair value of derivatives financial Instruments	74,765	(753,243)
Total other income (expense), net	(2,302,744)	3,275,913
Income before income taxes	8,890,092	14,024,163
Income tax expense	(1,674,699)	(2,310,779)
NET INCOME	7,215,393	11,713,384
Export Sales [Member] | Third Party [Member]
Revenues, net
Revenues	185,418,405	166,459,189
Export Sales [Member] | Related Party [Member]
Revenues, net
Revenues	874,947	1,550,023
Leather Trading [Member]
Revenues, net
Revenues	6,697,933	9,383,318
Cost of goods sold	(6,327,510)	(9,014,470)
Gross profit	370,423	368,848
Operating expenses:
Sales and distribution expenses	(21,130)	(52,661)
General and administrative expenses	(1,969)	(3,025)
Total operating expenses	(23,099)	(55,686)
Income from operations	347,324	313,162
Other income (expenses):
Interest expense	(109,881)	(210,766)
Interest income	307	170
Government subsidies
Foreign exchange gain (loss), net	163,712	6,215
Net gain from related parties debt restructuring
Professional fees on acquisition of HTL Marketing
Scrap sofa sale income
Sundry income (expense)		7
Change in fair value of derivatives financial Instruments
Total other income (expense), net	54,138	(204,374)
Income before income taxes	401,462	108,788
Income tax expense	(68,248)	(18,493)
NET INCOME	333,214	90,295
Leather Trading [Member] | Third Party [Member]
Revenues, net
Revenues		276,399
Leather Trading [Member] | Related Party [Member]
Revenues, net
Revenues	6,697,933	9,106,919
Corporate And Unallocated [Member]
Revenues, net
Revenues
Cost of goods sold
Gross profit
Operating expenses:
Sales and distribution expenses
General and administrative expenses	(1,198,702)	(682,051)
Total operating expenses	(1,198,702)	(682,051)
Income from operations	(1,198,702)	(682,051)
Other income (expenses):
Interest expense
Interest income
Government subsidies
Foreign exchange gain (loss), net	(9,654)	4,998
Net gain from related parties debt restructuring		1,460,543
Professional fees on acquisition of HTL Marketing		(1,127,600)
Scrap sofa sale income
Sundry income (expense)	266,876	(60,438)
Change in fair value of derivatives financial Instruments
Total other income (expense), net	257,222	277,503
Income before income taxes	(941,480)	(404,548)
Income tax expense
NET INCOME	(941,480)	(404,548)
Corporate And Unallocated [Member] | Third Party [Member]
Revenues, net
Revenues
Corporate And Unallocated [Member] | Related Party [Member]
Revenues, net
Revenues